Capital and other reserves	6 Months Ended
Jun. 30, 2024
Disclosure of reserves within equity [abstract]
Capital and other reserves
4.7 Capital and other reserves

(CHF in millions)	6/30/2024	12/31/2023

Share premium	756.9	756.9
Legal reserves	48.3	42.3
Equity transaction costs	(8.7)	(8.7)
Tax impact on equity transaction costs	1.3	1.3
Share-based compensation	372.0	349.1
Capital reserves	1,169.7	1,140.8
Exchange differences	(3.9)	(8.1)
Actuarial gains and losses	(0.7)	(2.1)
Taxes on actuarial gains and losses	0.1	0.4
Other reserves	(4.4)	(9.8)